Transactions with Related Parties	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Transactions with Related Parties

 2. Transactions with Related Parties

(a) Tsakos Energy Management Limited (the “Management Company”): The Holding Company has a Management Agreement (“Management Agreement”) with the Management Company, a Liberian corporation, to provide overall executive and commercial management of its affairs for a monthly fee, which may be adjusted per the Management Agreement of March 8, 2007, effective from January 1, 2008, at the beginning of each year, in accordance with the terms of the Management Agreement, if both parties agree.

On January 1, 2023, monthly fees for operating conventional vessels were $30.0, for the suezmax Eurochampion 2004, the aframaxes Maria Princess and Sapporo Princess, the VLCCs Ulysses, Hercules I, which are managed by a third-party manager, amounted to $29.7, for third-party managed vessels, the handymaxes Afrodite and Ariadne (up to the sale, March 7, 2023 and February 16, 2023, respectively) and the aframax Ise Princess were $28.9, for chartered in vessels or chartered out on a bare-boat basis and for vessels under construction monthly fees were $21.0, $36.0 for the DP2 suezmax shuttle tankers, while the monthly fees for LNG carriers, Neo Energy and Maria Energy were $45.1 and $36.7 for the LNG carrier Tenergy. Monthly fees for VLCC Dias I, which is managed by a third-party manager, remained at $28.7. Monthly fees for the suezmax Decathlon, which is managed by a third-party manager amounted to $28.4.

On January 1, 2024, monthly fees for operating conventional vessels were $30.0 apart from the LNG carriers, the DP2 suezmax shuttle tankers, the third-party managed vessels, chartered in vessels or chartered out on a bare-boat basis, and for vessels under construction. Monthly fees for third-party managed vessels were $28.8, for the suezmax tanker Decathlon, $30.1 for the VLCCs Ulysses, Hercules I, $45.9 for LNG carriers Maria Energy and Neo Energy (up to the sale May 31, 2024) and $37.5 for Tenergy, $30.1 for the aframax tankers Sapporo Princess (up to November 17, 2024) and Maria Princess, and $29.3 for the aframax tanker Ise Princess, respectively. Monthly fees for VLCC Dias I and suezmax tanker Eurochampion 2004 (up to the sale January 11, 2024) amounted to $28.7 and $29.7, respectively. For the newly acquired vessels, aframax tankers Alpes, Aspen, and the suezmax tanker Popi Sazaklis, monthly fees amounted to $29.3 and $28.7 for the dual fuel LNG aframax tankers DF Montmartre and DF Mystras, respectively. Monthly fees for DP2 suezmax shuttle tankers were $36.0. For chartered in vessels or chartered out on a bare-boat basis and for vessels under construction, monthly fees were $21.0.

On January 1, 2025, monthly fees for operating conventional vessels were $31.0 apart from the LNG carriers, the DP2 suezmax shuttle tankers, the third-party managed vessels, chartered in vessels or chartered out on a bare-boat basis, and for vessels under construction. Monthly fees for third-party managed vessels were $29.3, for the suezmax tanker Decathlon, $31.0 for the VLCCs Ulysses, Hercules I, $47.1 for the LNG carrier Maria Energy, $38.8 for the LNG carrier Tenergy, $31.0 for the aframax tanker Maria Princess and $30.0 for the aframax tanker Ise Princess (up to the sale July 14, 2025), respectively. Monthly fees for VLCC Dias I amounted to $29.2. For the aframax tankers Alpes, Aspen, and the suezmax tanker Popi Sazaklis, monthly fees amounted to $28.7 and $28.4 for the dual fuel LNG aframax tankers DF Montmartre and DF Mystras, respectively. Monthly fees for DP2 suezmax shuttle tankers were $37.2. For chartered in vessels or chartered out on a bare-boat basis and for vessels under construction, monthly fees were $21.7.

The Management Company, for services rendered, charged $20,608, $19,880 and $19,503 for the years ended December 31, 2025, 2024 and 2023, respectively. Management fees for vessels are included in the General and Administrative Expenses in the accompanying consolidated statements of comprehensive income.

In addition to the management fee, the Management Agreement provides for an incentive award to the Management Company, which is at the discretion of the Holding Company’s Board of Directors. For the years ended December 31, 2025, 2024 and 2023, an award of $3,000, $7,000, and $5,000, respectively, was granted to the Management Company and is included in the General and Administrative expenses in the accompanying consolidated statements of comprehensive income.

The Holding Company and the Management Company have certain officers and directors in common. The Chief Executive Officer and Director of the Holding Company, is also the sole stockholder of the Management Company and the son of the founder of TST (as defined below). The Management Company may unilaterally terminate its Management Agreement with the Holding Company at any time upon one year’s notice. In addition, if even one director is elected to the Holding Company without the recommendation of the existing Board of Directors, the Holding Company would be obligated to pay the Management Company an amount calculated in accordance with the terms of the Management Agreement. Under the terms of the Management Agreement between the Holding Company and the Management Company, the Holding Company may terminate the Management Agreement only under specific circumstances, without the prior approval of the Holding Company’s Board of Directors.

Estimated future management fees payable over the next ten years under the Management Agreement, exclusive of any incentive awards and based on existing vessels and known vessels scheduled for future delivery as at December 31, 2025, are $25,779 for 2026, $25,380 for 2027, $26,753 for 2028, $27,785 for 2029, $27,794 for 2030 and $112,550 from 2031 to 2035.

Also, under the terms of the Management Agreement, the Management Company provide supervisory services for the construction of new vessels for a monthly fee of $21.7 in 2025, and $21.0 in 2024 and 2023, respectively. These fees in total amounted to $4,424, $2,093 and $1,897 for the years ended December 31, 2025, 2024 and 2023, respectively and are accounted for as part of construction costs. At December 31, 2025, the amount due to the Management Company was $144 ($170 at December 31, 2024).

(b) Tsakos Shipmanagement S.A. (“TSM”): The Management Company appointed TSM (previously named TCM, until May 2, 2023) to provide technical management to the Company’s vessels up to February 2023, when TST (Note 2(c)) assumed all technical management responsibilities for all vessels under TSM structure.

The previously named TCM was owned jointly and in equal part by related party interests and by a private German group during the period up to February 2023, and is now fully owned by related party interests. TSM for technical services charged $nil, $nil and $567 for the years ended December 31, 2025, 2024 and 2023, respectively, and it is included in operating expenses in the accompanying consolidated statements of comprehensive income.

At December 31, 2025, the amount due from TSM was $nil ($2,623 at December 31, 2024), relating to advance payments on vessel operating expenses.

TSM has a 25% share in a manning agency, located in the Philippines, named TSM Tsakos Maritime Philippines (TMPI), which provides crew to certain of the Company’s vessels. The Company has no control or ownership directly in TSM Tsakos Maritime Philippines, nor had any direct transactions to date with the agency.

(c) Tsakos Shipping and Trading S.A. (“TST”): The Management Company appointed TST to provide technical management to the Company’s vessels from February 2023. The Management Company, at its own expense, pays technical management fees to TST, and the Company bears and pays directly to TST most of its operating expenses, including repairs and maintenance, provisioning and crewing of the Company’s vessels, as well as certain charges which are capitalized or deferred, including reimbursement of the costs of TST personnel sent overseas to supervise repairs and perform inspections on the Company’s vessels.

TST for technical services rendered, charged $2,507, $2,222, $1,203 for the years ended December 31, 2025, 2024 and 2023, respectively, included in operating expenses in the accompanying consolidated statements of comprehensive income. At December 31, 2025, the amount due to TST as technical manager was $828 ($176 due from TST at December 31, 2024).

TST provides chartering services for the Company’s vessels by communicating with third-party brokers to solicit research and propose charters. For this service, the Company pays TST a chartering commission of approximately 1.25% on all freights, hires and demurrages. Such commissions are included in Voyage expenses in the accompanying consolidated statements of comprehensive income. TST also provides sale and purchases of vessels brokerage service. In 2025 TST charged a brokerage commission of $505 (representing 0.5% of the sale price) for the sale of the suezmax tanker, Pentathlon, the two handysize vessels, Aegeas and Andromeda, and the aframax tanker Ise Princess. In 2024 TST charged a brokerage commission of $1,168 (representing 0.5% of the sale price) for the sale of the two suezmax tankers, Eurochampion 2004 and Euronike, the two aframax tankers Izumo Princess and Nippon Princess and the LNG carrier, Neo Energy. In 2023 TST charged a brokerage commission of $848 (representing 0.5% of the sale price) for the sale of the six handymax tankers, Artemis, Afrodite, Ariadne, Aris, Apollon, Ajax and the two handysize tankers Arion and Amphitrite. TST may also charge a fee on delivery of each new building vessel in payment for the cost of design and supervision of the new building by TST. In 2025, $1,000 in aggregate was charged for supervision fees of the two DP2 shuttle tankers Athens 04 and Paris 24, and the two suezmax tankers Dr Irene Tsakos and Silia T. In 2024, $1,000 in aggregate was charged for supervision fees of the aframax tankers Njord DF, Ran DF, Chios DF and Ithaki DF, and in 2023, $500 was charged for supervision fees of the LNG carrier, Tenergy and the DP2 suezmax shuttle tanker, Porto. All commissions are paid in the ordinary course of the Company’s business.

TST for chartering services rendered, charged $9,436, $9,657 and $11,026 for the years ended December 31, 2025, 2024 and 2023, respectively. At December 31, 2025, the amount due to TST as commercial manager was $577 ($430 at December 31, 2024). At December 31, 2025, an amount of $474 ($510 at December 31, 2024) is also due to TST, included in accrued liabilities, which relates to services rendered but not yet invoiced.

On July 24, 2025 and July 28, 2025, the Company sold its handysize tankers Aegeas and Andromeda, respectively, to related party interests, client companies of TST, for $14,000 and $14,000, respectively. (Note 4)

(d) Argosy Insurance Company Limited (“Argosy”): The Company places its hull and machinery insurance, increased value insurance, war risk insurance and certain other insurance through Argosy, a captive insurance company affiliated with TST. Argosy, for services rendered, charged $18,883, $15,150 and $14,420 for the years ended December 31, 2025, 2024 and 2023, respectively. At December 31, 2025, the amount due to Argosy was $1,181 ($219 due from Argosy at December 31, 2024). At December 31, 2025, an amount of $2,027 ($758 at December 31, 2024) is also due to Argosy, included in accrued liabilities, which relates to services rendered but not yet invoiced.

(e) AirMania Travel S.A. (“AirMania”): Apart from third-party agents, the Company also uses an affiliated company, AirMania, for travel services. AirMania, for services rendered, charged $7,508, $7,027 and $6,589 for the years ended December 31, 2025, 2024 and 2023, respectively.

At December 31, 2025, the amount due to AirMania was $440 ($456 at December 31, 2024).